CURRENT AND DEFERRED TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Schedule of Composition of current tax assets
The composition of the current tax assets is the following:

	Current assets		Non-current assets		Total assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Provisional monthly payments (advances)	48,480	65,257	-	-	48,480	65,257
Other recoverable credits	20,654	12,730	757	17,532	21,411	30,262
Total assets by current tax	69,134	77,987	757	17,532	69,891	95,519

Schedule of composition of current tax liabilities
The composition of the current tax liabilities are as follows:

	Current liabilities		Non-current liabilities		Total liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Income tax provision	3,738	3,511	-	-	3,738	3,511
Total liabilities by current tax	3,738	3,511	-	-	3,738	3,511

Schedule of balances of deferred tax are

The balances of deferred tax are the following:

	Assets		Liabilities
	As of	As of	As of	As of
Concept	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$

Depreciation	225,967	210,855	1,225,199	1,401,277
Leased assets	(75,136)	(103,201)	508,128	275,142
Amortization	(983)	(484)	55,880	54,335
Provisions	(38,303)	(9,771)	(75,631)	690
Revaluation of financial instruments	445	(734)	458	(4,484)
Tax losses	170,980	290,973	(1,198,170)	(1,188,586)
Intangibles	-	-	351,238	406,536
Others	(9,643)	(23,617)	5,019	4,787
Total	273,327	364,021	872,121	949,697

Schedule of movements of deferred tax assets and liabilities

Movements of Deferred tax assets and liabilities

(a)	From January 1 to December 31, 2016

	Opening	Recognized in	Recognized in	Exchange		Ending
	balance	consolidated	comprehensive	rate		balance
	Assets/(liabilities)	income	income	variation	Others	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(1,130,991)	(241,435)	-	(3,599)	-	(1,376,025)
Leased assets	(251,302)	14,833	-	(3,289)	-	(239,758)
Amortization	(71,164)	(4,375)	-	(1,941)	-	(77,480)
Provisions	378,537	(149,969)	921	53,448	(1,568)	281,369
Revaluation of financial instruments	8,284	28,294	(34,695)	1,340	-	3,223
Tax losses (*)	1,009,782	304,892	-	14,062	-	1,328,736
Intangibles	(364,314)	4,131	-	(70,522)	-	(430,705)
Others	(13,802)	(30,185)	-	22,234	1,214	(20,539)

Total	(434,970)	(73,814)	(33,774)	11,733	(354)	(531,179)

(b)	From January 1 to December 31, 2017

	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(1,376,025)	185,282	-	322	(1,190,421)
Leased assets	(239,758)	(138,879)	-	294	(378,343)
Amortization	(77,480)	22,486	-	174	(54,820)
Provisions	281,369	(286,267)	(785)	(4,778)	(10,461)
Revaluation of financial instruments	3,223	2,417	(1,770)	(120)	3,750
Tax losses (*)	1,328,736	152,081	-	(1,257)	1,479,560
Intangibles	(430,705)	24,436	-	(267)	(406,536)
Others	(20,539)	(7,547)	-	(319)	(28,405)

Total	(531,179)	(45,991)	(2,555)	(5,951)	(585,676)

(c)	From January 1 to December 31, 2018

	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciation	(1,190,421)	188,052	-	3,137	(999,232)
Leased assets	(378,343)	(207,787)	-	2,866	(583,264)
Amortization	(54,820)	(3,735)	-	1,692	(56,863)
Provisions	(10,461)	92,804	1,567	(46,582)	37,328
Revaluation of financial instruments	3,750	(2,326)	(269)	(1,168)	(13)
Tax losses (*)	1,479,560	(98,154)	-	(12,256)	1,369,150
Intangibles	(406,536)	20,000	-	35,298	(351,238)
Others	(28,405)	16,853	-	(3,110)	(14,662)

Total	(585,676)	5,707	1,298	(20,123)	(598,794)

Schedule of deferred tax assets not recognized
Deferred tax assets not recognized:	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$
Tax losses	137,761	81,155
Total Deferred tax assets not recognized	137,761	81,155

Schedule of deferred tax expense and current income taxes

Deferred tax expense and current income taxes:

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Current tax expense
Current tax expense	77,713	127,024	87,307
Adjustment to previous period’s current tax	362	489	2,083
Total current tax expense, net	78,075	127,513	89,390

Deferred tax expense
Deferred expense for taxes related to the creation and reversal of temporary differences	5,707	45,991	73,814
Total deferred tax expense, net	5,707	45,991	73,814
Income tax expense	83,782	173,504	163,204

Schedule of composition of income tax expense (income)

Composition of income tax expense (income):

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Current tax expense, net, foreign	65,850	100,657	80,600
Current tax expense, net, Chile	12,225	26,856	8,790
Total current tax expense, net	78,075	127,513	89,390
Deferred tax expense, net, foreign	58,271	21,846	119,175
Deferred tax expense, net, Chile	(52,564)	24,145	(45,361)
Deferred tax expense, net, total	5,707	45,991	73,814
Income tax expense	83,782	173,504	163,204

Schedule of profit before tax by the legal tax rate

Profit before tax by the legal tax rate in Chile (27% and 25.5% at December 31, 2018 and 2017, respectively)

	For the year ended			For the year ended
	December 31,			December 31,
	2018	2017	2016	2018	2017	2016
	ThUS$	ThUS$	ThUS$	%	%	%

Tax expense using the legal rate	80,198	95,425	65,449	27.00	25.50	24.00
Tax effect by change in tax rate	5,587	897	-	1.88	0.24	-
Tax effect of rates in other jurisdictions	3,287	42,326	16,333	1.11	11.31	5.99
Tax effect of non-taxable operating revenues	(3,076)	(44,593)	(62,419)	(1.04)	(11.92)	(22.89)
Tax effect of disallowable expenses	61,295	35,481	132,469	20.64	9.48	48.58
Tax effect of due to the non-use of tax losses	46,492	211	-	15.65	0.06	-
Other increases (decreases) in legal tax charge	(110,001)	43,757	11,372	(37.03)	11.69	4.17
Total adjustments to tax expense using the legal rate	3,584	78,079	97,755	1.21	20.86	35.85
Tax expense using the effective rate	83,782	173,504	163,204	28.21	46.36	59.85

Schedule of deferred taxes related to items charged to net equity	Deferred taxes related to items charged to net equity:
	For the year ended
	December 31,
	2018	2017
	ThUS$	ThUS$

Aggregate deferred taxation of components of other comprehensive income	1,298	(2,555)